Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Equity Awards

We granted stock options in the past at Compensation Committee meetings. The Committee does not consider material non-public information when determining the timing or terms of option awards, nor time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such option awards. During 2024, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information.

Award Timing Method	We granted stock options in the past at Compensation Committee meetings. The Committee does not consider material non-public information when determining the timing or terms of option awards, nor time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such option awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not consider material non-public information when determining the timing or terms of option awards, nor time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such option awards. During 2024, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information.
MNPI Disclosure Timed for Compensation Value	false